Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 28, 2012
(Delaware Core Bond Fund) | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.54%
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	(0.44%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
(Delaware Core Bond Fund) | Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.54%
Total annual fund operating expenses	2.04%
Fee waivers and expense reimbursements	(0.39%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Delaware Core Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.54%
Total annual fund operating expenses	1.04%
Fee waivers and expense reimbursements	(0.39%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
(Delaware Core Bond Fund) | Class R
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.54%
Total annual fund operating expenses	1.64%
Fee waivers and expense reimbursements	(0.49%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
(Delaware Corporate Bond Fund) | Class A
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.23%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
(Delaware Corporate Bond Fund) | Class B
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.71%
Fee waivers and expense reimbursements	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
(Delaware Corporate Bond Fund) | Class C
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.71%
Fee waivers and expense reimbursements	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
(Delaware Corporate Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.71%
Fee waivers and expense reimbursements	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%
(Delaware Corporate Bond Fund) | Class R
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.23%
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.19%
(Delaware Extended Duration Bond Fund) | Class A
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.22%
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	(0.11%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
(Delaware Extended Duration Bond Fund) | Class B
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.06%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.70%
(Delaware Extended Duration Bond Fund) | Class C
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.06%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.70%
(Delaware Extended Duration Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.76%
Fee waivers and expense reimbursements	(0.06%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.70%
(Delaware Extended Duration Bond Fund) | Class R
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.22%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.16%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
(Delaware High-Yield Opportunities Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.23%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
(Delaware High-Yield Opportunities Fund) | Class B
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.81%
(Delaware High-Yield Opportunities Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.81%
(Delaware High-Yield Opportunities Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
(Delaware High-Yield Opportunities Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.23%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.17%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%
(Delaware Diversified Floating Rate Fund) | Class A
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.32%
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.07%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
(Delaware Diversified Floating Rate Fund) | Class C
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual fund operating expenses	1.82%
Fee waivers and expense reimbursements	(0.02%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
(Delaware Diversified Floating Rate Fund) | Institutional Class
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.32%
Total annual fund operating expenses	0.82%
Fee waivers and expense reimbursements	(0.02%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
(Delaware Diversified Floating Rate Fund) | Class R
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.32%
Total annual fund operating expenses	1.42%
Fee waivers and expense reimbursements	(0.12%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.65% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from November 28, 2012 through November 28, 2013 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from November 28, 2012 through November 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.70% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from November 28, 2012 through November 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.81% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class R shares' 12b-1 fees to no more than 0.50% of its average daily net assets from November 28, 2012 through November 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.80% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund to no more than 0.25% and 0.50% of average daily net assets, respectively, from November 28, 2012 through November 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.